Convertible Loans	12 Months Ended
Dec. 31, 2022
Convertible Loans [Abstract]
CONVERTIBLE LOANS
9.	CONVERTIBLE LOANS

From May to September 2021, the VIE entered into loan agreements with third parties, pursuant to which the VIE has the option to deliver either ordinary shares or cash to pay the debt upon the closing of an Initial Public Offering (“IPO”).

	Annual Interest Rate	Convertible shares	Maturity (Months)	As of December 31, 2021	As of December 31, 2022
				USD	USD
Convertible loans:
Fumei Shi (1)	15.00%	73,719	December, 2022	1,569,218	1,449,863
Guoqiang Chen (2)	12.00%	22,116	September, 2023	941,531	869,918
SUNNY CONCORD INTERNATIONAL LTD (3)	15.00%	36,860	December, 2022	774,699	782,049
Senbiao Hu (4)	15.00%	18,430	November, 2022	392,305	362,466
Jun Xu (5)	15.00%	14,744	May, 2023	313,844	289,973
Jinzhi Li (6)	14.40%	73,719	August, 2022	1,569,218	-
Chunhui Li (7)	15.00%	7,372	November, 2022	156,922	-
Total		246,960		5,717,737	3,754,269

(1)	The loan was extended in January, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option (Note 17). The principal and interest of the loan were repaid in April, 2023.

(2)	The loan was originally matured before September, 2022 and extended in September 2022. In April 2023, the loan was extended to May 31, 2023 with annual interest rate of 12% (Note 17).

(3)	The loan was extended in January, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option. In April, 2023, the maturity date of the loan was changed to May 31, 2023 with annual interest rate of 15% (Note 17).

(4)	The loan was extended in February, 2023. Pursuant to the extension agreement, the loan would be settled in cash without the conversion option. The principal and interest of the loan were repaid in March, 2023 (Note 17).

(5)	The loan was originally matured before May 2022 and extended in In August, 2022. In April, 2023, the loan was further extended to May 31, 2023.

(6)	The principal and interest of the loan were repaid in 2022.

(7)	The principal and interest of the loan were repaid in 2022.

Pursuant to the terms of agreements, the VIE or a subsidiary of the VIE is required to repay principal and interest of the loans if (i) either an affiliate of the VIE, including Xiao-I, is unable to consummate an Initial Public Offering (“IPO”) before the maturity of loans, or (ii) even if IPO is consummated before the maturity of loans, the enterprise market value does not equal or exceed $435 million (RMB 3 billion) upon closing of the IPO. If such affiliate of the VIE completes an IPO before the maturity of convertible loans with enterprise market value above $435 million, the convertible loan can be paid by the VIE or a subsidiary of the VIE, at the VIE’s option, by delivering either ordinary shares of such affiliate or an equivalent amount in cash. Accordingly, upon completion of an IPO pursuant to the relevant loan agreements, the shares to be issued if such loans were converted would be ordinary shares of Xiao-I Corporation should the VIE decided to convert shares. Whether the loans are paid for in cash within ten working days after completion of the listing or in ordinary shares of Xiao-I Corporation is at the option of the VIE.

Loans can be extended with both parties’ consensus. Since the conversion is only exercisable upon closing of the IPO, the Group has determined that the conversion feature embedded in the convertible loans should not be bifurcated, and accounted the convertible loans as a liability until the contingency event is resolved.

The interest expenses of convertible loans were nil, $405,316 and $686,022 for the years ended December 31, 2020, 2021 and 2022, respectively. The aggregate number of shares that would be issued in a hypothetical conversion of the total loans outstanding at December 31, 2022 was 165,869.

In March, 2023, the Company completed its initial public offering and was listed on the Nasdaq Global Market while the enterprise market value did not meet the agreed criteria. In March and April, 2023, the VIE made repayment of the loans and interest of convertible loans of Senbiao Hu and Fumei Shi.